Share-based Payment Arrangements - Summary of Long Term Incentive Plan (Detail) - Long Term Incentive Plans - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	144,146	144,146
Awards exercised	(20,000)	0
Awards elapsed	(13,897)	0
Ending balance	110,249	144,146
Balance exercisable, end of period	110,249	118,349